Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating expenses:
Research and development	$ 11,848	$ 21,686	$ 18,869
General and administrative	9,524	8,676	9,836
Total operating expenses	21,372	30,362	28,705
Loss from operations	(21,372)	(30,362)	(28,705)
Other income:
Investment income	436	259	193
Other income (expense), net	207	139	(14)
Total other income	643	398	179
Net loss	(20,729)	(29,964)	(28,526)
Foreign currency translation adjustment	(1)	6
Unrealized gain on available-for-sale investments	20	(20)	11
Comprehensive loss	(20,710)	(29,978)	(28,515)
Reconciliation of net loss to net loss attributable to common stockholders:
Net loss	(20,729)	(29,964)	(28,526)
Accretion of convertible preferred stock to redemption value		(6,747)
Net loss attributable to common stockholders	$ (20,729)	$ (36,711)	$ (28,526)
Net loss per share attributable to common stockholders - basic and diluted (in dollars per share)	$ (1.15)	$ (2.13)	$ (1.72)
Weighted-average common shares outstanding used in net loss per share attributable to common stockholders - basic and diluted (in shares)	18,102,219	17,274,326	16,561,799
Included in operating expenses, above, are the following amounts for non-cash stock-based compensation expense:
Allocated share-based compensation	$ 3,429	$ 3,227	$ 3,343
Research and Development Expense [Member]
Included in operating expenses, above, are the following amounts for non-cash stock-based compensation expense:
Allocated share-based compensation	1,142	1,109	1,114
General and Administrative Expense [Member]
Included in operating expenses, above, are the following amounts for non-cash stock-based compensation expense:
Allocated share-based compensation	$ 2,287	$ 2,118	$ 2,229